Use of estimates and critical accounting judgements	12 Months Ended
Dec. 31, 2022
Use of estimates and critical accounting judgements
Use of estimates and critical accounting judgements

4. Use of estimates and critical accounting judgments

The preparation of financial statements requires use of management judgment in selecting and applying accounting policies as well as making estimates and assumptions about the future. These judgments, estimates and assumptions may have a significant effect on the amounts recognized in the financial statements.

The estimates and assumptions used in determining the carrying amounts of assets and liabilities are based on historical experience, expected outcomes and various other factors that were available when these consolidated financial statements were prepared, and they are believed to be reasonable under the circumstances. The estimates and assumptions are reviewed continually and revised if changes in circumstances occur, or as a result of new information or more experience. As estimates and assumptions inherently contain a varying degree of uncertainty, actual outcomes may differ resulting in adjustments to the carrying amounts of assets and liabilities in the subsequent periods.

The accounting matters presented in this note are determined to involve the most difficult, subjective or complex judgments, or are considered as key sources of estimation uncertainty.

Pension and other post-employment benefit obligations and expenses

Key source of estimation uncertainty

The determination of pension and other post-employment benefit obligations and expenses for defined benefit plans is dependent on a number of estimates and assumptions, including the discount rate, future mortality rate, annual rate of increase in future compensation levels, and healthcare costs trend rates and usage of services in the United States where the majority of our post-employment healthcare plans are maintained. Changes in assumptions and actuarial estimates may materially affect the benefit obligation, future expense and future cash flow. Based on these estimates and assumptions, at 31 December 2022, defined benefit obligations amount to EUR 18 312 million (EUR 22 704 million in 2021) and the fair value of plan assets amounts to EUR 22 691 million (EUR 27 128 million in 2021).

Critical accounting judgment

Where a surplus on a defined benefit scheme arises, Nokia analyzes the recoverability of the surplus through either a refund or through reduction of future contributions in determining whether it is necessary to restrict the amount of the surplus that is recognized. Nokia has two plans in the US, one plan in the UK and one in Belgium with material surplus positions with a combined surplus of EUR 6 697 million at 31 December 2022 (EUR 7 718 million in 2021). In 2021, Nokia modified the terms of all pension plans in the US after which it has made the judgment that all plans with material surplus positions meet the requirements of recoverability. The remaining pension plans for which Nokia has determined that the surplus assets are not recoverable are considered to be not material. The resulting asset ceiling limitation is recorded at EUR 84 million at 31 December 2022 (EUR 92 million in 2021).

Refer to Note 24, Pensions and other post-employment benefits.

Income taxes

Critical accounting judgment

Nokia is subject to income taxes in the jurisdictions in which it operates. Judgement is required in determining current tax expense, uncertain tax positions, deferred tax assets and deferred tax liabilities; and the extent to which deferred tax assets can be recognized.

Estimates related to the recoverability of deferred tax assets are based on forecasted future taxable income and tax planning strategies. Based on these estimates and assumptions, at 31 December 2022 Nokia has EUR 20 214 million (EUR 33 222 million in 2021) of unused tax losses, unused tax credits and deductible temporary differences for which no deferred tax assets are recognized due to uncertainty of utilization. The majority of the unrecognized deferred tax assets relate to France.

The utilization of deferred tax assets is dependent on future taxable profit in excess of the profit arising from the reversal of existing taxable temporary differences. The recognition of deferred tax assets is based on the assessment of whether it is probable that sufficient taxable profit will be available in the future to utilize the unused tax losses, unused tax credits and deductible temporary differences before the unused tax losses and unused tax credits expire. Recognition of deferred tax assets involves judgment regarding the future financial performance of the particular legal entity or tax group that has recognized the deferred tax asset. At 31 December 2022, Nokia re-recognized deferred tax assets of EUR 2.5 billion related to Finland in the consolidated statement of financial position.

Refer to Note 11, Income taxes, for further information.